Stock-based compensation - Narrative (Details)		12 Months Ended
	Mar. 22, 2016	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2011 SFr / shares shares	Dec. 31, 2007 SFr / shares shares
Class of Stock [Line Items]
Unrecognized compensation expense related to non-vested stock option-based compensation arrangements.		$ 0
SEALSQ Corp | Board Members
Class of Stock [Line Items]
Total charge for options granted recognized in the consolidated income statement		$ 11,260,701
Class B Common Stock
Class of Stock [Line Items]
Exercise price | $ / shares		$ 2.47	$ 2.4	$ 3.11
Granted | shares		22,129	152,090
Class A Common Stock
Class of Stock [Line Items]
Exercise price | $ / shares		$ 0.25	$ 0.25	$ 0.25
Related Party | WISeKey SA
Class of Stock [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability		$ 2,914,204
Related Party | Class B Common Stock | WISeKey SA
Class of Stock [Line Items]
Share exchange term ratio	0.20
Net gain on reclassification and remeasurement of stock option from equity to liability		1,590,825
Related Party | Class A Common Stock | WISeKey SA
Class of Stock [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability		$ 1,323,379
Options granted | shares		0	0	0
Related Party | the "ESOP 1" | WISeKey SA
Class of Stock [Line Items]
Number of convertible stock options approved | shares						2,632,500
Exercise price | SFr / shares						SFr 0.01
Related Party | the "ESOP 2" | WISeKey SA
Class of Stock [Line Items]
Number of convertible stock options approved | shares					16,698,300
Exercise price | SFr / shares					SFr 0.01